Severance Expense (Details Textual) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expense		$ 385	$ 1,057	$ 2,034	$ 3,664	$ 4,410	$ 6,495
Severance Expense [Member]
Share-based Payment Arrangement, Expense				420			1,236
Employee Severance [Member] | Accounts Payable and Accrued Liabilities [Member]
Accrued Severance Expense		100	0	100	0		$ 200
Employee Severance [Member] | Severance Expense [Member]
Severance Charges	$ 400	$ 0	$ 0	400	$ 0	$ 0
Share-based Payment Arrangement, Expense	$ 1,200			$ 400